Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability, fair value of collateral	$ 1
Percentage of cash and cash equivalents denominated in foreign currencies	9.00%	8.00%
Percentage of accounts receivable denominated in foreign currencies	35.00%	35.00%
Percentage of accrued liabilities denominated in foreign currencies	6.00%	23.00%
Net unrealized losses on forward contracts reclassified to income	$ 1
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instruments with net unrealized gains	0.00%	100.00%	82.00%
Received collateral from counterparties		$ 0
Percentage of cash, cash equivalents and investments threshold used to determine major issuer	19.00%	18.00%
Credit Risk
Derivative Instruments, Gain (Loss) [Line Items]
Unsettled foreign exchange derivative instruments	$ 0	$ 0
Notional amount	0	0
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Portion of cash flow hedges deemed to be ineffective	0
Net unrealized losses on forward contracts before tax	$ (1)	0
Cash Flow Hedging | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2018
Cash Flow Hedging | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	February 2019
Not Subject to Hedge Accounting | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains on forward contracts before tax	$ 0	$ 0
Not Subject to Hedge Accounting | Minimum | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March 2018
Not Subject to Hedge Accounting | Maximum | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	May 2018